Statements of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit (Loss) for the year	$ 682,190	$ (1,188,648)	$ 1,142,443
Adjustments to reconcile net (loss) profit to net cash flows from operating activities:
Depreciation of property, plants and equipments	430,306	351,582	281,407
Loss on disposals of property, plants and equipments	10,540	40,466	3,513
Net accrued interest	1,267,996	1,244,911	333,674
Exchange difference	382,004	417,708	894,773
Income tax	441,150	(743,062)	183,730
Allowance for the impairment of trade and other receivables, net of recovery	235,053	227,692	24,084
Adjustment to present value of receivables	292	(2,884)	(5,387)
Provision for contingencies	337,989	151,047	226,449
Other expenses - FOCEDE	0	14,653	59,563
Changes in fair value of financial assets	(296,347)	(404,173)	(323,610)
Accrual of benefit plans	107,789	105,405	89,254
Gain from interest in joint ventures	(11)	2	1
Higher cost recognition – SEE Resolution 250/13 and subsequent Notes	0	(81,512)	(551,498)
Income recognition on account of the RTI - SE Resolution 32/15	0	(419,732)	(5,025,114)
Recognition of income – provisional remedies – MINEM Note 2016-04484723	0	(1,125,617)	0
Net gain from the repurchase of Corporate Bonds	0	(42)	0
Income from non-reimbursable customer contributions	(2,764)	(764)	(764)
Other reserve constitution - Share bases compensation plan	7,767	20,346	0
Changes in operating assets and liabilities:
Increase in trade receivables	(1,748,294)	(2,973,819)	(40,557)
Decrease in other receivables	19,026	1,063,480	375,620
Increase in inventories	(23,185)	(152,943)	(60,898)
Increase in deferred revenue	0	46,938	45,490
Increase in trade payables	1,512,998	2,780,940	911,880
Increase in salaries and social security payable	213,201	313,334	139,663
Decrease in benefit plans	(38,314)	(30,809)	(21,177)
(Decrease) Increase in tax liabilities	(248,323)	990,223	(140,955)
Increase in other payables	296,769	2,338,437	(62,125)
Funds obtained from the program for the rational use of electric power (PUREE) (SE Resolution)	0	0	25,612
Decrease in provisions	(39,913)	(51,840)	(32,550)
Payment of Tax payable	(264,642)	0	0
Net cash flows generated by operating activities	3,283,299	2,931,315	3,002,117
Cash flows from investing activities
Payment of property, plants and equipments	(3,632,181)	(2,474,600)	(2,095,532)
Collection of Financial assets	1,983,087	230,659	385,505
Payments of Financial assets	(2,669,496)	(212,936)	(726,636)
Redemption net of money market funds	235,839	71,397	(670,906)
Collection of receivables from sale of subsidiaries	36,315	11,975	4,272
Net cash flows used in investing activities	(4,046,436)	(2,373,505)	(3,103,297)
Cash flows from financing activities
Proceeds from borrowings	870,900	0	0
Payment of principal on loans	(283,423)	(265,950)	(172,923)
Proceeds from Salaries mutuum	0	0	214,894
Repurchase of corporate notes	0	(4,866)	0
Payment of redemption on corporate notes	0	(221,846)	0
Net cash flows generated by (used in) financing activities	587,477	(492,662)	41,971
(Decrease) Increase in cash and cash equivalents	(175,660)	65,148	(59,209)
Cash and cash equivalents at the beginning of year	258,562	128,952	179,080
Exchange differences in cash and cash equivalents	(42)	64,462	9,081
(Decrease) Increase in cash and cash equivalents	(175,660)	65,148	(59,209)
Cash and cash equivalents at the end of the year	82,860	258,562	128,952
Supplemental cash flows information: Non-cash activities
Financial costs capitalized in property, plants and equipments	(313,704)	(189,656)	(255,932)
Acquisitions of property, plant and equipment through increased trade payables	(396,657)	(205,756)	(166,763)
(Decrease) from offsetting of PUREE-related liability against receivables	0	0	10,619
Increase from offsetting of liability with CAMMESA for electricity purchases against receivables	0	0	158,081
Decrease from offset of other liabilities with CAMMESA for loans for consumption	0	0	(495,516)
Amounts received from CAMMESA through FOCEDE	$ 0	$ 0	$ 723,616